Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments Under Non-Cancellable Short-Term Leases

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of June 30, 2026 are payable as follows:

Lease Commitment
Within 1 year	3,908
1-2 years	-
Total	3,908